As filed on October 24, 2002                         1933 Act File No. 033-63498
                                                     1940 Act File No. 811-7758

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.
                                   ---                              ---

      Post-Effective Amendment No.  20                               X
                                   ---                              ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
      Amendment No.    21                                            X
                      ---                                           ---

                   INVESCO GLOBAL & INTERNATIONAL FUNDS, INC.
                   (formerly, INVESCO International Funds, Inc.)
               (Exact Name of Registrant as Specified in Charter)
                4350 South Monaco Street, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (720) 624-6300
                               Glen A. Payne, Esq.
                            4350 South Monaco Street
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:

         Clifford J. Alexander, Esq.              Ronald M. Feiman, Esq.
         Kirkpatrick & Lockhart LLP                Mayer, Brown & Platt
       1800 Massachusetts Avenue, N.W.                 1675 Broadway
              Second Floor                   New York, New York  10019-5820
        Washington, D.C. 20036-1800
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

    immediately upon filing pursuant to paragraph (b)
---
 X  on November 1, 2002 pursuant to paragraph (b)
---
    60 days after filing pursuant to paragraph (a)(1)
---
    on _________, pursuant to paragraph (a)(1)
---
    75 days after filing pursuant to paragraph (a)(2)
---
    on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

 X this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

PROSPECTUS | NOVEMBER 1, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO GLOBAL & INTERNATIONAL FUNDS, INC.

INVESCO GLOBAL GROWTH FUND--CLASS A, B, AND C

A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH. CLASS A, B, AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks................3
Fund Performance.......................................4
Fees And Expenses......................................6
Investment Risks.......................................7
Principal Risks Associated With The Fund...............8
Temporary Defensive Positions.........................10
Portfolio Turnover....................................10
Fund Management.......................................11
Portfolio Managers....................................11
Potential Rewards.....................................11
Share Price...........................................12
How To Buy Shares.....................................12
Your Account Services.................................17
How To Sell Shares....................................18
Taxes.................................................20
Dividends And Capital Gain Distributions..............21
Financial Highlights..................................22

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.











                           [INVESCO ICON] INVESCO(R)


The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

This Prospectus contains important information about the Fund's Class A, B, and C shares, which are sold primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investments amounts, and fees and expenses). Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares."

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON][ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities and equity-related instruments that INVESCO believes will rise in price faster than other securities, as well as in options, futures, and other investments whose values are based upon the values of equity securities.

The Fund normally invests at least 65% of its assets in common stocks throughout the world. The Fund invests in companies of all sizes and typically invests in issuers from at least three different countries, including the United States. The Fund may at times invest in issuers in fewer than three countries or even a single country. We define a "foreign" company as one that has its principal business activities outside of the United States. Since many companies do business all over the world, including in the United States, we look at several factors to determine where a company's principal business activities are located, including:

o The physical location of the company's management personnel; and
o Whether more than 50% of its assets are located outside the United States; or
o Whether more than 50% of its income is earned outside the United States; or
o Whether more than 50% of its revenue is earned outside the United States.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up" and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:

o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders - or emerging leaders - in their markets, securing their positions through technology, marketing, distribution, or some other innovative means.
o FINANCIAL VALIDATION: Their returns - in the form of sales unit growth, rising operating margins, internal funding, and other factors - demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. The prices of securities of smaller companies tend to move up and down more rapidly than securities of larger, more established companies. When the Fund concentrates its investments in the securities of smaller companies, the price of Fund shares tends to fluctuate more than it would if the Fund invested in securities of larger companies.

The Fund seeks to participate in the initial public offering ("IPO") market, and a significant portion of the Fund's returns may be attributable to IPO investments; the impact on the Fund's performance of IPO investments will be magnified if the Fund has a small asset base. There is no guarantee that the impact of IPO investing will produce positive performance.

At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect the sector.

The Fund will have significant exposure to foreign markets. As a result, the price of Fund shares may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

The Fund is subject to other principal risks such as foreign securities, emerging markets, market, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

Performance information in the bar chart below is that of the Fund's Class A shares. Information included in the table is that of Class A, Class B, and Class C shares. Class A, B, and C shares' returns are similar because all classes of shares invest in the same portfolio of securities. The returns of the classes differ, however, to the extent of differing levels of expenses. In this regard, the returns in the bar chart reflect only the total expenses of Class A shares. If the effect of the other classes' total expenses in the chart were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar chart below shows the Fund's Class A shares' actual yearly performance (commonly known as its "total return") for the year ended December 31, 2001. The return in the bar chart does not reflect the sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if it did, the total return shown would be lower. The table below shows the pre-tax and after-tax average annual total returns of Class A shares and the pre-tax average annual total returns for Class B and Class C shares for the period ended December 31, 2001 compared to the MSCI World Index. The after-tax returns are shown only for the Class A shares. After-tax returns for other classes of shares offered in this Prospectus will vary.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                          GLOBAL GROWTH FUND - CLASS A
                    ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                               [GRAPHIC OMITTED]

                                      2001
                                    (41.99%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/01   33.17%
Worst Calendar Qtr.     03/01  (39.16%)
--------------------------------------------------------------------------------

The return is for Class A shares only and does not include the effect of a 12b-1 fee in excess of 0.35%, Class A's front-end sales charge, Class B's or Class C's CDSC, or other expenses specific to the other classes. If the effect of the other classes' total expenses, including 12b-1 fees, front-end sales charge for Class A, and CDSC for Class B and Class C were reflected, return would be lower than that shown.

---------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL TOTAL RETURN
                                                                                     AS OF 12/31/01
---------------------------------------------------------------------------------------------------------------
                                                                        1 YEAR     5 YEARS     SINCE INCEPTION
GLOBAL GROWTH FUND(1),(2)
  Class A  (Including Front-End Sales Charge)
     Return Before Taxes                                                (45.20%)      N/A         (44.75%)(3)
     Return After Taxes on Distributions                                (45.20%)      N/A         (44.75%)(3)
     Return After Taxes on Distributions and Sale of Fund Shares        (27.52%)      N/A         (35.61%)(3)

  Class B - Return Before Taxes (Including CDSC)(1)                     (47.51%)      N/A         (46.17%)(3)

  Class C - Return Before Taxes (Including CDSC)(1)                     (43.66%)      N/A         (42.49%)(3)

MSCI World Index(4)
     (reflects no deduction for fees, expenses, or taxes)               (16.52%)      N/A         (14.08%)(3)

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions and the effect of each class's expenses.

(2) Return before taxes, including front-end sales charge, for Class A shares of the Fund year-to-date as of the calendar quarter ended September 30, 2002 was (40.10%).

(3) The Fund commenced investment operations on November 29, 2000. Index comparison for the MSCI World Index begins on November 30, 2000.

(4) The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Please keep in mind that the index does not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the Fund and are reflected in its annual returns. Index returns also do not include sales charges or CDSCs that may be paid by the shareholder.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A, B, or C shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
                                                            Class A      Class B     Class C
Maximum Front-End Sales Charge (Load)
 imposed on purchases (as a percentage of
 offering price)                                             5.50%         None        None
Maximum Contingent Deferred Sales Charge
 (CDSC) (as a percentage of the total original
 cost of the shares)                                         None(1)       5.00%(2)    1.00%(2)
Maximum Sales Charge on reinvested
 dividends/distributions                                     None          None        None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                                            Class A      Class B     Class C
GLOBAL GROWTH FUND
Management Fees                                              1.00%        1.00%       1.00%
Distribution and Service (12b-1) Fees(3)                     0.35%        1.00%       1.00%
Other Expenses(4)                                            4.03%(6)     4.40%(7)    4.28%(8)
Total Annual Fund Operating Expenses(4)                      5.38%(6)     6.40%(7)    6.28%(8)
Fee Waivers/Reimbursements(5)                                3.28%        3.65%       3.53%
Net Expenses(5)                                              2.10%        2.75%       2.75%

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(4) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because their custodian fees were reduced under expense offset arrangements.

(5) To limit expenses, INVESCO has contractually obligated itself to waive fees and bear any expenses through October 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares and 2.75% for each of Class B and Class C shares. INVESCO is entitled to reimbursement by a class of any fees waived pursuant to this arrangement if such reimbursement does not cause the class to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

(6) Certain expenses of Global Growth Fund - Class A were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Global Growth Fund - Class A Other Expenses and Total Annual Fund Operating Expenses were 2.47% and 3.82%, respectively, of the Fund's net assets attributable to Class A shares.

(7) Certain expenses of Global Growth Fund - Class B were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Global Growth Fund - Class B Other Expenses and Total Annual Fund Operating Expenses were 2.72% and 4.72%, respectively, of the Fund's net assets attributable to Class B shares.

(8) Certain expenses of Global Growth Fund - Class C were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Global Growth Fund - Class C Other Expenses and Total Annual Fund Operating Expenses were 2.73% and 4.73%, respectively, of the Fund's net assets attributable to Class C shares.

EXPENSE EXAMPLE
The Example is intended to help you compare the cost of investing in the Class A, Class B, and Class C shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Class A, Class B, or Class C shares of the Fund for the time periods indicated. Within the Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Class A, Class B, and Class C shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Class A, Class B, and Class C shares may be higher or lower, based on these assumptions your costs would be:

                                        1 Year   3 Years   5 Years   10 Years
Global Growth Fund
Class A(1),(2)                          $751     $1,496    $2,564    $5,200
Class B - With Redemption(1),(2)        $778     $1,527    $2,728    $5,442(3)
Class B - Without Redemption(1)         $278     $1,227    $2,528    $5,442(3)
Class C - With Redemption(1),(2)        $378     $1,215    $2,495    $5,554
Class C - Without Redemption(1)         $278     $1,215    $2,495    $5,554

(1) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by INVESCO for the one-year period and the first two years of the three-, five-, and ten-year periods).

(2) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemptions at the end of each period shown. Please see "How To Buy Shares."

(3) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

FOREIGN  SECURITIES  RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 100% of its assets in securities of non-U.S. issuers.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          TRANSACTION COSTS. The costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those associated with domestic transactions.

EMERGING MARKETS RISK Investments in emerging markets carry additional risks beyond typical investments in foreign securities. Emerging markets are countries that the international financial community considers to have developing economies and securities markets that are not as established as those in the United States. Emerging markets are generally considered to include every country in the world except the United States, Canada, Japan, Australia, New
Zealand,  and  nations in Western  Europe  (other  than  Greece,  Portugal,  and
Turkey).

Investments in emerging markets have a higher degree of risk than investments in more established markets. These countries generally have a greater degree of social, political, and economic instability than do developed markets. Governments of emerging market countries tend to exercise more authority over private business activities, and, in many cases, either own or control large businesses in those countries. Businesses in emerging markets may be subject to nationalization or confiscatory tax legislation that could result in investors -- including the Fund -- losing their entire investment. Emerging markets often have a great deal of social tension. Authoritarian governments and military involvement in government is common. In such markets, there is often social unrest, including insurgencies and terrorist activities.

Economically, emerging markets are generally dependent upon foreign trade and foreign investment. Many of these countries have borrowed significantly from foreign banks and governments. These debt obligations can affect not only the economy of a developing country, but its social and political stability as well.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses are less volatile than those of mid-size businesses or small businesses. The Fund is free to invest in smaller companies or those that may otherwise be more volatile.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable gain distributions to the Fund's shareholders.

                   -------------------------------------------

Although the Fund generally invests in publicly traded equity securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

-------------------------------------------------------------------------------
INVESTMENT                                             RISKS
-------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks that         Market, Information,
represent shares of foreign corporations held by       Political,
those banks.  Although traded in U.S. securities       Regulatory,
markets and valued in U.S. dollars, ADRs carry most    Diplomatic,
of the risks of investing directly in foreign          Liquidity, and
securities.                                            Currency Risks
-------------------------------------------------------------------------------
DELAYED DELIVERY OR WHEN-ISSUED SECURITIES
Ordinarily, the Fund purchases securities and pays     Market Risk
for them in cash at the normal trade settlement
time. When the Fund purchases a delayed delivery or
when-issued security, it promises to pay in the
future - for example, when the security is actually
available for delivery to the Fund. The Fund's
obligation to pay is usually fixed when the Fund
promises to pay. Between the date the Fund promises
to pay and the date the securities are actually
received, the Fund bears the risk that the market
value of the when-issued security may decline.
-------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS
A contract to exchange an amount of currency on a      Currency, Political,
date in the future at an agreed-upon exchange rate     Diplomatic,
might be used by the Fund to hedge against changes in Counterparty, and foreign currency exchange rates when the Fund invests Regulatory Risks in foreign securities.  Such contracts do not reduce
price fluctuations in foreign securities, or prevent
losses if the prices of those securities decline.
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a security        Counterparty Risk
agrees to buy it back at an agreed-upon price and
time in the future.
-------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover for the fiscal year ended August 31, 2002, was 172%. The decrease in the portfolio turnover rate from the prior year was due to responses to market conditions.

A portfolio turnover rate of 200% is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to the Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $364 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $22.2 billion for 3,579,561 shareholder accounts in 47 INVESCO mutual funds as of June 30, 2002. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended August 31, 2002:

--------------------------------------------------------------------------------
                                              ADVISORY FEE AS A PERCENTAGE
                                                  OF AVERAGE ANNUAL NET
FUND                                             ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Global Growth                                              1.00%

[INVESCO ICON] PORTFOLIO MANAGERS

The Fund's portfolio holdings are team managed. When we refer to team management without naming individual portfolio managers, we mean a system by which INVESCO's Global Sector Team sets allocation of Fund assets and risk controls.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o are willing to grow their capital over the long term (at least five years).
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o  primarily seeking current dividend income.
o  unwilling to accept potential daily changes in the price of Fund shares.
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is determined separately for each class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you or your financial intermediary. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO received instructions from you or your financial intermediary after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in shares of the Fund if you invest directly through INVESCO. If you invest in the Fund through a financial intermediary, please consult the financial intermediary for more information on how to purchase shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary for purchases of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. With respect to Class B shares, upon redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of Class B shares may be assessed. With respect to Class C shares, if you purchase your shares and redeem those shares prior to the thirteen month CDSC period, a CDSC of 1% of the total original cost of Class C shares may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund.

For all new accounts, please send a completed application form and specify the fund or funds and the class or classes you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

The following chart shows several ways to invest in the Fund if you invest directly through INVESCO.

METHOD                        INVESTMENT MINIMUM      PLEASE REMEMBER
-------------------------------------------------------------------------------
BY CHECK                      $1,000 for regular      INVESCO does not accept
Mail to:                      accounts; $250 for an   cash, credit cards,
INVESCO Funds Group, Inc.,    IRA; $50 for each       travelers' cheques,
P.O. Box 173706,              subsequent investment.  credit card checks,
Denver, CO 80217-3706.                                instant loan checks,
You may send your check                               money orders, or third
by overnight courier to:                              party checks unless
4350 South Monaco Street                              they are from another
Denver, CO 80237.                                     financial institution
                                                      related to a retirement
                                                      plan transfer.
-------------------------------------------------------------------------------
BY WIRE                       $1,000 for regular
You may send your payment by  accounts; $250 for an
bank wire (call               IRA; $50 for each
1-800-525-8085 for            subsequent investment.
instructions).
-------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         $1,000 for regular      You must provide your
Call 1-800-525-8085 to        accounts; $250 for an   bank account infor-
request your purchase.  Upon  IRA; $50 for each       mation to INVESCO prior
your telephone instructions, subsequent investment. to using this option. INVESCO will move money from your designated bank/credit
union checking or savings
account in order to purchase
shares.
-------------------------------------------------------------------------------

METHOD                        INVESTMENT MINIMUM      PLEASE REMEMBER
-------------------------------------------------------------------------------
REGULAR INVESTING WITH        $50 per month for       Like all regular
EASIVEST OR DIRECT PAYROLL    EasiVest; $50 per pay   investment plans,
PURCHASE                      period for Direct       neither EasiVest nor
You may enroll on your fund   Payroll Purchase. You   Direct Payroll Purchase
application, or call us for   may start or stop your  ensures a profit or
a separate form and more      regular investment plan protects against loss
details. Investing the same   at any time with two    in a falling market.
amount on a monthly basis     weeks' notice to        Because you'll invest
allows you to buy more shares INVESCO.                continually, regard-
when prices are low and fewer                         less of varying price
shares when prices are high.                          levels, consider your
This "dollar cost averaging"                          financial ability to
may help offset market                                keep buying through low
fluctuations. Over a period                           price levels. And
of time, your average cost                            remember that you will
per share may be less than                            lose money if you
the actual average net asset                          redeem your shares when
value per share.                                      the market value of all
                                                      your shares is less
                                                      than their cost.
-------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE WITH $1,000 for regular      You must provide your
ACH                           accounts; $250 for an   bank account informa-
Automated transactions by     IRA; $50 for each       tion to INVESCO prior
telephone are available 24    subsequent investment.  to using this option.
hours a day.  Simply call                             Automated transactions
1-800-424-8085.                                       are limited to a maxi-
                                                      mum of $25,000.
-------------------------------------------------------------------------------
BY EXCHANGE                   $1,000 for regular      See "Exchange Policy."
Between the same class of     accounts; $250 for an
any two INVESCO funds. Call   IRA; $50 for each
1-800-525-8085 for            subsequent investment.
prospectuses of other
INVESCO funds. Exchanges may
be made by telephone. You may
also establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further details
and the correct form.

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class of another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing all exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of the Fund per twelve-month period.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any assistance you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in the Fund. Shares of the Fund are available primarily through your financial intermediary.

In addition, you should also consider the factors below:

                              Class A                   Class B                 Class C
                              -------                   -------                 -------
Initial Sales Charge          5.50%                     None                    None

CDSC                          1% if you purchase        1%-5% for               1% for
                              $1,000,000 or more        shares held             shares held
                              and hold those shares     less than 6             less than 13
                              less than 18 months       years                   months

12b-1 Fee                     0.35%                     1.00%                   1.00%

Conversion                    No                        Yes(1)                  No

Purchase Order Maximum        None                      $250,000                $1,000,000

(1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

SALES CHARGES
Sales charges on Class A shares of the Fund are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Fund are subject to the following initial sales charges:

                                               INVESTOR'S SALES CHARGE
AMOUNT OF INVESTMENT                          AS A % OF         AS A %OF
IN A SINGLE TRANSACTION                       OFFERING PRICE    INVESTMENT

Less than                      $25,000        5.50%             5.82%
$25,000    but less than       $50,000        5.25%             5.54%
$50,000    but less than      $100,000        4.75%             4.99%
$100,000   but less than      $250,000        3.75%             3.90%
$250,000   but less than      $500,000        3.00%             3.09%
$500,000   but less than    $1,000,000        2.00%             2.04%
$1,000,000 or more                            NAV               NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the total original cost of the shares.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

YEAR SINCE PURCHASE MADE    CLASS B     CLASS C

First                       5%          1%(1)
Second                      4%          None
Third                       3%          None
Fourth                      3%          None
Fifth                       2%          None
Sixth                       1%          None
Seventh and following       None(2)     None

(1) The first year will consist of the first thirteen months.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

     REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

          RIGHT OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

          LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     INITIAL SALES CHARGE/CDSC EXCEPTIONS
     You will not pay initial sales charges:
     o on shares purchased by reinvesting dividends and distributions;
     o when exchanging shares of the same class among certain INVESCO funds;
     o when using the reinstatement privilege;
     o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
     o upon automatic conversion of Class B to Class A.

     You will not pay a CDSC:
     o if you purchase less than $1,000,000 of Class A shares;
     o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
     o if you redeem Class B shares you held for more than six years;
     o if you redeem Class C shares you held for more than thirteen months;
     o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal.
     o if you redeem shares acquired through reinvestment of dividends and distributions;
     o on increases in the net asset value of your shares;
     o to pay account fees;
     o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
     o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
     o for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution and service fees to IDI for the sale and distribution of the Fund's shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because the Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under each Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for the Fund exceed these computed amounts, IDI pays the difference. Conversely, if distribution fees are less than computed amounts, IDI retains the difference.

[INVESCO ICON] YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Fund, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in the Fund through a financial intermediary, please consult your financial intermediary for information on how to sell shares of the Fund. You may be charged a commission or transaction fee by your financial intermediary for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption, depending on how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. With respect to Class B shares, upon redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to Class C shares, upon redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within ninety days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares in the Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. In addition, if you had paid a CDSC on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Fund if you invest directly through INVESCO.

--------------------------------------------------------------------------------
METHOD                     REDEMPTION MINIMUM           PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE               $250 (or, if less, full      INVESCO's telephone
Call us toll-free at:      liquidation of the           redemption privileges
1-800-525-8085.            account) for a               may be modified or
                           redemption check. IRA        terminated in the future
                           redemptions are not          at INVESCO's discretion.
                           permitted by telephone.      The maximum amount which
                                                        may be redeemed by
                                                        telephone is generally
                                                        $25,000.
--------------------------------------------------------------------------------
IN WRITING                 Any amount.                  The redemption request
Mail your request to:                                   must be signed by all
INVESCO Funds Group, Inc.,                              registered account
P.O. Box 173706,                                        owners. Payment will be
Denver, CO 80217-3706.                                  mailed to your address
You may also send your                                  as it appears on
request by overnight                                    INVESCO's records, or to
courier to:                                             a bank designated by you
4350 South Monaco Street,                               in writing.
Denver, CO 80237.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH      $50. IRA redemptions         You must provide your
Call 1-800-525-8085 to     are not permitted by         bank account information
request your               telephone.                   to INVESCO prior to
redemption.                                             using this option.
                                                        INVESCO will
                                                        automatically
                                                        pay the proceeds into
                                                        your designated bank
                                                        account.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT        $50.                         Be sure to write down
LINE WITH ACH                                           the confirmation number
Automated transactions                                  provided to you.  You
by telephone are                                        must provide your bank
available for                                           account information to
redemptions and                                         INVESCO prior to using
exchanges 24 hours a                                    this option.
day.  Simply call
1-800-424-8085.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METHOD                     REDEMPTION MINIMUM           PLEASE REMEMBER
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN   $100 per payment on a        You must have at least
You may call us to         monthly or quarterly         $10,000 total invested
request the appropriate    basis. The redemption        with the INVESCO funds
form and more              check may be made            with at least $5,000 of
information at             payable to any party         that total invested in
1-800-525-8085.            you designate.               the fund from which
                                                        withdrawals will be
                                                        made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY     Any amount.                  All registered account
Mail your request to:                                   owners must sign the
INVESCO Funds Group, Inc.,                              request, with signature
P.O. Box 173706,                                        guarantees from an
Denver, CO 80217-3706.                                  eligible guarantor
                                                        financial institution,
                                                        such as a commercial
                                                        bank or a recognized
                                                        national or regional
                                                        securities firm.
[GRAPH ICON] TAXES

Everyone's tax status is unique. We manage the Fund in an effort to provide maximum total returns to all shareholders of the Fund. INVESCO generally focuses on pre-tax results and ordinarily does not manage the Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from current income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of its investment income, less Fund expenses, to shareholders annually. The Fund can make distributions at other times, if it chooses to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

The Fund's daily NAV reflects ordinary income and realized capital gains that have not yet been distributed to shareholders. As such, the Fund's NAV will drop by the amount of the distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the various classes of the Fund for the period since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Counselor Series Funds, Inc.'s 2002 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Prior to November 1, 2002, the Fund was a series of INVESCO Counselor Series Funds, Inc. and its fiscal year end was August 31. This report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. Please note the fiscal year end of the Fund is changed to October 31.

GLOBAL GROWTH FUND-CLASS A
--------------------------------------------------------------------------------
                                                    YEAR ENDED     PERIOD ENDED
                                                     AUGUST 31        AUGUST 31
--------------------------------------------------------------------------------
                                                          2002           2001(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                      $5.13         $10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                      (0.15)         (0.01)
Net Losses on Securities (Both Realized and
  Unrealized)                                            (1.02)         (4.86)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         (1.17)         (4.87)
================================================================================
Net Asset Value-End of Period                            $3.96          $5.13
================================================================================

TOTAL RETURN(c)                                        (22.81%)      (48.70%)(d)

RATIOS
Net Assets-End of Period ($000 Omitted)                   $875         $1,190
Ratio of Expenses to Average Net Assets(e)(f)             3.82%         4.43%(g)
Ratio of Net Investment Loss to Average
  Net Assets(f)                                          (3.07%)      (3.09%)(g)
Portfolio Turnover Rate                                    172%          257%(d)

(a) From November 29, 2000, commencement of investment operations, to August 31, 2001.

(b) The per share information was computed using average shares for the year ended August 31, 2002.

(c) The applicable sales charges are not included in the Total Return calculation.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the class were voluntarily absorbed by INVESCO for the year ended August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 5.38% and ratio of net investment loss to average net assets would have been (4.63%).

(g)  Annualized

GLOBAL GROWTH FUND-CLASS B
--------------------------------------------------------------------------------
                                                    YEAR ENDED     PERIOD ENDED
                                                     AUGUST 31        AUGUST 31
--------------------------------------------------------------------------------
                                                          2002           2001(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                      $5.10         $10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                      (0.10)         (0.02)
Net Losses on Securities (Both Realized
  and Unrealized)                                        (1.10)         (4.88)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         (1.20)         (4.90)
================================================================================
Net Asset Value-End of Period                            $3.90          $5.10
================================================================================

TOTAL RETURN(b)                                        (23.53%)      (49.00%)(c)

RATIOS
Net Assets-End of Period ($000 Omitted)                    $78           $71
Ratio of Expenses to Average Net Assets(d)(e)            4.72%          5.35%(f)
Ratio of Net Investment Loss to Average
  Net Assets(e)                                         (3.89%)       (4.20%)(f)
Portfolio Turnover Rate                                   172%           257%(c)

(a) From November 29, 2000, commencement of investment operations, to August 31, 2001.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the class were voluntarily absorbed by INVESCO for the year ended August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 6.40% and ratio of net investment loss to average net assets would have been (5.57%).

(f)  Annualized

GLOBAL GROWTH FUND-CLASS C
--------------------------------------------------------------------------------
                                                    YEAR ENDED     PERIOD ENDED
                                                     AUGUST 31        AUGUST 31
--------------------------------------------------------------------------------
                                                          2002           2001(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                      $5.08         $10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                      (0.04)         (0.11)
Net Losses on Securities (Both Realized and
  Unrealized)                                            (1.15)         (4.81)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         (1.19)         (4.92)
================================================================================
Net Asset Value-End of Period                            $3.89          $5.08
================================================================================

TOTAL RETURN(c)                                        (23.43%)      (49.20%)(d)

RATIOS
Net Assets-End of Period ($000 Omitted)                   $194          $366
Ratio of Expenses to Average Net Assets(e)(f)            4.73%         6.11%(g)
Ratio of Net Investment Loss to Average
  Net Assets(f)                                         (4.00%)      (5.44%)(g)
Portfolio Turnover Rate                                   172%         257%(d)

(a) From November 29, 2000, commencement of investment operations, to August 31, 2001.

(b) The per share information was computed using average shares for the period ended August 31, 2001.

(c)  The applicable CDSC fees are not included in the Total Return calculation.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the class were voluntarily absorbed by INVESCO for the year ended August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 6.28% and ratio of net investment loss to average net assets would have been (5.55%).

(g)  Annualized

NOVEMBER 1, 2002

INVESCO GLOBAL & INTERNATIONAL FUNDS, INC.
INVESCO GLOBAL GROWTH FUND - CLASS A, B, AND C

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 1, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. You may access the current Prospectus on the INVESCO Web site at invescofunds.com. In addition, the current Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, and semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7758 and 033-63498.

























811-7758

                       STATEMENT OF ADDITIONAL INFORMATION

                    INVESCO GLOBAL & INTERNATIONAL FUNDS, INC.
                   (formerly, INVESCO International Funds, Inc.)

                 INVESCO Global Growth Fund - Class A, B, and C



Address:                                        Mailing Address:
4350 South Monaco Street, Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                           In continental U.S., call:

                                 1-800-525-8085

                                November 1, 2002

--------------------------------------------------------------------------------

A Prospectus for the Class A, B, and C shares of INVESCO Global Growth Fund dated November 1, 2002, provides the basic information you should know before investing in the Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Fund's Prospectus; in other words, this SAI is legally part of the Fund's Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectus.

You may obtain, without charge, the current Prospectus, SAI, and annual and semiannual reports of the Fund by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. The Prospectus of the Fund is also available through the INVESCO web site at invescofunds.com.

TABLE OF CONTENTS

The Company........................................................28

Investments, Policies, and Risks...................................28

Investment Restrictions............................................48

Management of the Fund.............................................49

Other Service Providers............................................74

Brokerage Allocation and Other Practices...........................75

Capital Stock......................................................76

Tax Consequences of Owning Shares of the Fund......................77

Performance........................................................79

Code of Ethics.....................................................82

Financial Statements...............................................82

Appendix A.........................................................83

THE COMPANY

INVESCO International Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO International Funds, Inc. on April 2, 1993. On October 21, 2002, the Company changed its name to INVESCO Global & International Funds, Inc. On November 1, 2002, the Company assumed all of the assets and liabilities of INVESCO Global Growth Fund, a series of INVESCO Counselor Series Funds, Inc.

The Company is an open-end management investment company currently consisting of three portfolios of investments: INVESCO European Fund - Investor Class, Class A, B, C, and K; INVESCO Global Growth Fund - Class A, B, and C; and INVESCO International Blue Chip Value Fund - Investor Class, Class A, B, and C. This Statement of Additional Information pertains to INVESCO Global Growth Fund only. Additional funds and classes may be offered in the future.

"Open-end" means that the Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of the Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Fund) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Fund are discussed in the Fund's Prospectus. The Fund also may invest in the following securities and engage in the following practices.

ADRS -- American Depository Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives the Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Fund's investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which the Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. The Fund may invest up to 25% of its portfolio in lower-rated debt securities, which are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although the Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's at the time of purchase, the Fund is not permitted to invest in bonds that are in default or are rated CCC or below by SUP or Caa or below by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB and B) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

The Fund expects that most emerging country debt securities in which it may invest will not be rated by U.S. rating services. Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Fund may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. The Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by the Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Fund if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Fund's credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Fund may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Fund, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Fund seeks when it invests in stocks and similar instruments.

Instead, the Fund seeks to invest in stocks that will increase in market value and may be sold for more than the Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Fund or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by the Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Fund also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for the Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by the Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, all of which are outside the control of the Fund. Generally, the Fund's foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in the Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of the Fund."

In addition to the instruments and strategies described below, the advisor may use other similar or related techniques to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Fund's Prospectus or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectus.

SPECIAL   RISKS.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of the Fund. If the advisor employs a Financial Instrument that correlates imperfectly with the Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that the Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Fund is authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of the Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(5) As described below, the Fund is required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in the Fund's net asset value being more sensitive to changes in the value of the related investment. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit from the transaction.

The Fund's ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If the Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, the Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time the Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of the Fund's fixed-income portfolio. If the advisor and/or sub-advisor wishes to shorten the duration of the Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of the Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of the Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If the Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. The Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

The Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Fund may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

The Fund may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. The Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Fund's options and futures activities may affect its turnover rates and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Fund is authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRS -- Holding Company Depository Receipts, or HOLDRs, are trust-issued receipts that represent the Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stocks. For example, the Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that the Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. The Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that the Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INITIAL PUBLIC OFFERINGS ("IPOS") -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund for as long as it has a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INVESTMENT COMPANY SECURITIES -- To manage its daily cash position, the Fund may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Fund also may invest in Exchange-Traded Funds
(ETFs). ETFs are investment companies that are registered under the Investment Company Act of 1940 ("1940 Act") as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national exchanges list ETF shares for trading which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of the Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and the Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although  the  market  for such  securities  is  becoming  increasingly  liquid,
securities   issued  by  certain  private   organizations  may  not  be  readily
marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions, and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS. Commercial
banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

REAL ESTATE INVESTMENT TRUSTS -- To the extent consistent with their investment objectives and policies, the Fund may invest in securities issued by real estate investment trusts ("REITs"). Such investments will not exceed 25% of the total assets of the Fund.

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Fund. By investing in REITs indirectly through the Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Fund may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Company's advisor. INVESCO must use these standards to review the creditworthiness of any financial institution that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. The Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Fund uses REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- The Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable the Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to the Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by the Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- The Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. The Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. The Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. The Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO  provides  the  following  services in  connection  with the  securities lending  activities of the Fund:  (a) oversees  participation  in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Fund has obtained an exemptive order from the SEC allowing it to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Fund may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

UNSEASONED ISSUERS - The Fund may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- The Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Fund normally buys and sells securities on an ordinary settlement basis. That means that the buy or sell order is sent, and the Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Fund also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by the Fund and payment and delivery take place at an agreed-upon time in the future. The Fund may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When the Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.  No payment  or  delivery  is made by the Fund  until it  receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect the Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security. The Fund may not:

     1. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     3. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     4. issue senior securities, except as permitted under the 1940 Act;

     5. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

     7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     8. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

     9. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

In addition, the Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

     F. With respect to fundamental limitation (1), investments in obligations issued by a foreign government, including the agencies or instrumentalities of a foreign government, are considered to be investments in a specific industry.

In addition, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as an investment advisor to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc.
      INVESCO Global & International Funds, Inc.
       (formerly, INVESCO International Funds, Inc.)
      INVESCO Manager Series Funds, Inc.
      INVESCO Money Market Funds, Inc.

      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of June 30, 2002, INVESCO managed 47 mutual funds having combined assets of over $22.2 billion on behalf of 3,579,561 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $364 billion in assets under management as of June 30, 2002.

AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirement, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors and institutional plan providers.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) (ANTC), a wholly owned subsidiary of IRI maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and the collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO Institutional (N.A.), Inc., New York, is an investment advisor for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions, and private individuals. INVESCO Institutional further serves as investment advisor to several closed-end investment companies, and as sub-advisor with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Fund under an Investment Advisory Agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of the Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage the Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Fund, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Fund, consistent with
     (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Fund the benefit of investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

     o determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to the Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Fund:

     o administrative; internal accounting (including computation of net asset value);

     o clerical and statistical;

     o secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Fund;

     o supplying the Company with officers, clerical staff, and other employees;

     o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Fund's operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Fund);

     o supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Fund under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Fund. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from the Fund. The fee is calculated at the annual rate of 1.00% of the Fund's average net assets. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

During the periods outlined in the table below, the Fund paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown below, so that the Fund's fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO.

                                        Advisory                Total Expense         Total Expense
                                        Fee Dollars             Reimbursements        Limitations
                                        -----------             --------------        -----------

CLASS A
-------
GLOBAL GROWTH FUND
Year Ended August 31, 2002              $ 11,934                $ 18,583                 2.00%(2)
Period Ended August 31, 2001(1)           12,615                    N/A                    N/A

CLASS B
-------

GLOBAL GROWTH FUND
Year Ended August 31, 2002              $  1,488                $  2,489                 2.65%(2)
Period Ended August 31, 2001(1)              592                    N/A                    N/A

CLASS C
-------

GLOBAL GROWTH FUND
Year Ended August 31, 2002              $  3,061                $  4,745                 2.65%(2)
Period Ended August 31, 2001(1)            1,412                    N/A                    N/A

(1) For the period November 29, 2000 through August 31, 2001.

(2) Effective April 17, 2002.

BOARD APPROVAL OF ADVISORY AGREEMENT

In approving the Advisory Agreements, the board primarily considered, with respect to the Fund, the nature, quality and extent of the services provided under the Agreement and the overall fairness of the Agreement. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things (1) the overall performance results of the Fund in comparison to relevant market indices, (2) a summary for the Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service, and (3) the degree of risk undertaken by INVESCO as reflected by a risk/return summary, also prepared by the independent data service. The board considered INVESCO's resources and responsiveness with respect to the Fund's performance difficulties and discussed the efforts being made to improve the performance records of the Fund. The board also considered the advantages to the Fund of having an advisor that is associated with a global investment management organization. In connection with its review of the quality of the execution of the Fund's trades, the board considered INVESCO's use in fund transactions of brokers or dealers that provided research and other services to INVESCO or its affiliates, and the benefits derived from such services to the Fund and to INVESCO. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreement, the board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefit to INVESCO and its affiliates from their association with the Fund. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Fund. The board noted that the levels of investment advisory fees and expense ratios of the Fund, when the voluntary fee waivers were taken into consideration, were not out of line with the norm for the mutual funds in its respective peer groups. The board also considered that INVESCO continually reviews the Fund's total expense ratios and, where applicable, initiates or adjusts the Fund's voluntary expense cap to maintain overall Fund expenses at reasonable levels. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Fund were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to the Fund, the board reviewed specific data as to INVESCO's profit or loss from the Fund, and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Fund's independent accountants perform a review of INVESCO's methodology. The board concluded that approval of the Agreement was in the best interest of the Fund's shareholders. These matters were considered by the Independent Directors working with experienced 1940 Act counsel that is independent of INVESCO.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Fund pursuant to an Administrative Services Agreement dated June 1, 2000, as amended August 30, 2002 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Fund:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Fund; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, the Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of the Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Fund pursuant to a Transfer Agency Agreement dated June 1, 2000, as amended August 30, 2002 with the Company.

The Transfer Agency Agreement provides that the Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in the Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Fund paid the following fees to INVESCO (in some instances, prior to the absorption of certain Fund expenses by INVESCO). The fees are allocated daily to each class based on the relative proportion of net assets represented by such class. To limit expenses, INVESCO has contractually obligated itself to waive fees and bear expenses through October 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares and 2.75% for each of Class B and Class C shares. INVESCO is entitled to reimbursement by a class of any fees waived pursuant to this arrangement if such reimbursement does not cause the class to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

                                                  ADMINISTRATIVE      TRANSFER
                                   ADVISORY       SERVICES            AGENCY
                                   --------       --------            ------
CLASS A
-------

Year Ended August 31, 2002         $ 11,934       $  7,805            $ 1,499
Period Ended August 31, 2001(1)      12,615          7,059                830

CLASS B
-------

Year Ended August 31, 2002         $  1,488       $    943            $   428
Period Ended August 31, 2001(1)         592            331                121

CLASS C
-------

Year Ended August 31, 2002         $  3,061       $  1,993            $   843
Period Ended August 31, 2001(1)       1,412            823                365

(1) For the period November 29, 2000, commencement of investment operations, through August 31, 2001.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Fund's general investment policies and programs are carried out and that the Fund is properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Fund. The officers of the Company receive no direct compensation from the Company or the Fund for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Fund. These investment decisions are reviewed by the investment committee of INVESCO.

The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for the Interested Directors. For the Interested Directors, information about their principal occupations and other directorships reflects their affiliations with INVESCO and its affiliated companies.

Independent Directors

Name, Address, and Age            Position(s) Held     Principal Occupation(s)        Number of     Other Directorships
                                  With Company, Term   During Past Five               Funds in the  Held by Director
                                  of Office(1) and     Years(2)                       Fund Complex
                                  Length of Time                                      Overseen by
                                  Served(2)                                           Director
Fred A. Deering                   Vice Chairman of     Formerly, Chairman of the      49
(3),(4),(8),(9),(10)              the Board            Executive Committee and
1551 Larimer Street, #1701                             Chairman of the Board of
Denver, Colorado                                       Security Life of Denver
Age:  74                                               Insurance Company; and
                                                       Director of ING American
                                                       Holdings Company and
                                                       First ING Life Insurance
                                                       Company of New York.
                                                       Formerly, Trustee of
                                                       INVESCO Global Health
                                                       Sciences Fund.

Victor L. Andrews, Ph.D.          Director             Professor Emeritus, Chairman   49            Director of The
(5),(7),(11),(12)                                      Emeritus and Chairman and                    Sheffield Funds,
34 Seawatch Drive                                      CFO of the Roundtable of                     Inc.
Savannah, Georgia                                      the Department of Finance of
Age:  72                                               Georgia State University; and
                                                       President, Andrews Financial
                                                       Associates, Inc. (consulting
                                                       firm). Formerly, member of the
                                                       faculties of the Harvard
                                                       Business School and the Sloan
                                                       School of Management of MIT.

Bob R. Baker                      Director             Consultant (2000 to present).  49
(4),(5),(6),(10),(11),(12)                             Formerly, President and Chief
37 Castle Pines Dr. N.                                 Executive Officer (1988 to
Castle Rock, Colorado                                  2000) of AMC Cancer Research
Age:  66                                               Center, Denver, Colorado;
                                                       until mid-December 1988, Vice
                                                       Chairman of the Board of First
                                                       Columbia Financial
                                                       Corporation, Englewood,
                                                       Colorado; formerly, Chairman
                                                       of the Board and Chief
                                                       Executive Officer of First
                                                       Columbia Financial
                                                       Corporation.

Name, Address, and Age            Position(s) Held     Principal Occupation(s)        Number of     Other Directorships
                                  With Company, Term   During Past Five               Funds in the  Held by Director
                                  of Office(1) and     Years(2)                       Fund Complex
                                  Length of Time                                      Overseen by
                                  Served(2)                                           Director

Lawrence H. Budner                Director             Trust Consultant. Formerly,    49
(3),(6),(11),(12)                                      Senior Vice President and
7608 Glen Albens Circle                                Senior Trust Officer of
Dallas, Texas                                          InterFirst Bank, Dallas,
Age:  72                                               Texas.

James T. Bunch(5),(6),(10)       Director (since       Principal and Founder of       49
3600 Republic Plaza              2000)                 Green, Manning & Bunch Ltd.,
370 Seventeenth Street                                 Denver, Colorado (1988 to
Denver, Colorado                                       present); Director and
Age:  59                                               Secretary of Green, Manning &
                                                       Bunch Securities, Inc. since
                                                       September 1993; and Director
                                                       and Vice President of Western
                                                       Golf Association and Evans
                                                       Scholars Foundation. Formerly,
                                                       General Counsel and
                                                       Director of Boettcher & Co.,
                                                       Denver, Colorado; and
                                                       formerly, Chairman and
                                                       Managing Partner of Davis,
                                                       Graham & Stubbs, Denver,
                                                       Colorado.

Gerald J. Lewis(3),(7),(8)        Director (since      Chairman of Lawsuit            49            Director of General
701 "B" Street                    2000)                Resolution Services, San                     Chemical Group,
Suite 2100                                             Diego, California (1987 to                   Inc., Hampdon, New
San Diego, California                                  present). Formerly, Associate                Hampshire (1996 to
Age:  69                                               Justice of the California                    present). Director
                                                       Court of Appeals; and Of                     of Wheelabrator
                                                       Counsel, Latham & Watkins,                   Technologies, Inc.,
                                                       San Diego, California (1987                  Fisher Scientific,
                                                       to 1997).                                    Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                    and California
                                                                                                    Coastal Properties,
                                                                                                    Inc.

John W. McIntyre (3),(4),(6),(8)  Director             Retired. Trustee of Gables     49
7 Piedmont Center                                      Residential Trust. Trustee
Suite 100                                              and Chairman of the J.M.
Atlanta, Georgia                                       Tull Charitable Foundation;
Age: 72                                                Director of Kaiser Founda-
                                                       tion Health Plans of Geor-
                                                       gia, Inc. Formerly, Vice
                                                       Chairman of the Board of
                                                       Directors of The Citizens
                                                       and Southern Corporation
                                                       and Chairman of the Board
                                                       and Chief Executive
                                                       Officer of The Citizens
                                                       and Southern Georgia
                                                       Corp. and The Citizens
                                                       and Southern National
                                                       Bank; formerly, Trustee
                                                       of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                       of Employee's Retirement
                                                       System of GA, Emory
                                                       University.

Name, Address, and Age            Position(s) Held     Principal Occupation(s)        Number of     Other Directorships
                                  With Company, Term   During Past Five               Funds in the  Held by Director
                                  of Office(1) and     Years(2)                       Fund Complex
                                  Length of Time                                      Overseen by
                                  Served(2)                                           Director

Larry Soll, Ph.D.                 Director (since      Retired.  Formerly, Chairman   49            Director of Synergen
(5),(7),(10),(11),(12)            1997)                of the Board (1987 to 1994),                 since incorporation
2358 Sunshine Canyon Drive                             Chief Executive Officer (1982                in 1982; Director
Boulder, Colorado                                      to 1989 and 1993 to 1994),                   of Isis
Age:  60                                               and President (1982 to 1989)                 Pharmaceuticals,
                                                       of Synergen Inc.; and                        Inc.
                                                       formerly, Trustee of INVESCO
                                                       Global Health Sciences Fund.

Interested Directors and Officers.

These directors are "interested persons" of the Company as defined in the 1940 Act. Messrs. Cunningham, Healey, and Williamson are interested persons by virtue of the fact that they are officers of INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

Name, Address, and Age            Position(s) Held     Principal Occupation(s)        Number of     Other Directorships
                                  With Company, Term   During Past Five               Funds in the  Held by Director
                                  of Office(1) and     Years(2)                       Fund Complex
                                  Length of Time                                      Overseen by
                                  Served(2)                                           Director
Mark H. Williamson (4),(12)       President (1998-     Chief Executive Officer,       49            Chairman of the Board
4350 South Monaco Street          2001), Chief         Managed Products Division,                   of INVESCO Funds
Denver, Colorado                  Executive Officer    AMVESCAP PLC (2001 to                        Group, Inc. and
Age:  51                          (1998 to present)    present); Chief Executive                    INVESCO Distributors,
                                  and Chairman of      Officer of INVESCO Funds                     Inc.
                                  the Board (since     Group, Inc.; and Chief
                                  1999)                Executive Officer of INVESCO
                                                       Distributors, Inc. Formerly,
                                                       President of INVESCO Funds
                                                       Group, Inc.; formerly,
                                                       President of INVESCO
                                                       Distributors, Inc.; formerly,
                                                       Chief Operating Officer and
                                                       Chairman of the Board of
                                                       INVESCO Global Health Sciences
                                                       Fund; formerly, Chairman and
                                                       Chief Executive Officer of
                                                       NationsBanc Advisors, Inc.;
                                                       and formerly, Chairman of
                                                       NationsBanc Investments, Inc.

Raymond R. Cunningham             Vice President and   President and Chief            49            Director of INVESCO
4350 South Monaco Street          Director (since      Operating Officer of INVESCO                 Funds Group, Inc.
Denver, Colorado                  2001)                Funds Group, Inc.; President                 and INVESCO
Age: 51                                                of INVESCO Distributors, Inc.                Distributors, Inc.
                                                       Formerly, Senior Vice
                                                       President of INVESCO Funds
                                                       Group, Inc.; and Senior Vice
                                                       President of GT Global -
                                                       North America (1992-1998).

Richard W. Healey                 Director (since      Senior Vice President of       45            Director of INVESCO
4350 South Monaco Street          2000)                INVESCO Funds Group, Inc.;                   Funds Group, Inc.
Denver, Colorado                                       Senior Vice President of                     and INVESCO
Age:  48                                               INVESCO Distributors, Inc.                   Distributors, Inc.
                                                       Formerly, Senior Vice
                                                       President of GT Global
                                                       - North America (1996 to
                                                       1998) and The Boston
                                                       Company (1993 to 1996).


Name, Address, and Age            Position(s) Held     Principal Occupation(s)        Number of     Other Directorships
                                  With Company, Term   During Past Five               Funds in the  Held by Director
                                  of Office(1) and     Years(2)                       Fund Complex
                                  Length of Time                                      Overseen by
                                  Served(2)                                           Director

Glen A. Payne                     Secretary            Senior Vice President,
4350 South Monaco Street                               General Counsel and
Denver, Colorado                                       Secretary of INVESCO Funds
Age:  55                                               Group, Inc.; Senior Vice
                                                       President, Secretary and
                                                       General Counsel of INVESCO
                                                       Distributors, Inc. Formerly,
                                                       Secretary of INVESCO Global
                                                       Health Sciences Fund; General
                                                       Counsel of INVESCO Trust
                                                       Company (1989 to 1998); and
                                                       employee of a U.S. regulatory
                                                       agency, Washington, D.C.
                                                       (1973 to 1989).

Ronald L. Grooms                  Chief Accounting     Senior Vice President and                    Director of INVESCO
4350 South Monaco Street          Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc.
Denver, Colorado                  Financial Officer    Group, Inc.; and Senior Vice                 and INVESCO
Age:  55                          and Treasurer        President and Treasurer of                   Distributors, Inc.
                                                       INVESCO Distributors, Inc.
                                                       Formerly, Treasurer and
                                                       Principal Financial and
                                                       Accounting Officer of INVESCO
                                                       Global Health Sciences Fund;
                                                       and Senior Vice President and
                                                       Treasurer of INVESCO Trust
                                                       Company (1988 to 1998).

William J. Galvin, Jr.            Assistant            Senior Vice President and                    Director of INVESCO
4350 South Monaco Street          Secretary            Assistant Secretary of                       Funds Group, Inc.
Denver, Colorado                                       INVESCO Funds Group, Inc.;                   and INVESCO
Age:  46                                               and Senior Vice President                    Distributors, Inc.
                                                       and Assistant Secretary of
                                                       INVESCO Distributors, Inc.
                                                       Formerly, Trust Officer of
                                                       INVESCO Trust Company (1995
                                                       to 1998).

Pamela J. Piro                    Assistant            Vice President and Assistant
4350 South Monaco Street          Treasurer            Treasurer of INVESCO Funds
Denver, Colorado                                       Group, Inc.; and Assistant
Age:  42                                               Treasurer of INVESCO
                                                       Distributors, Inc. Formerly,
                                                       Assistant Vice President
                                                       (1996 to 1997).

Tane' T. Tyler                    Assistant            Vice President and Assistant
4350 South Monaco Street          Secretary            General Counsel of INVESCO
Denver, Colorado                  (since 2002)         Funds Group, Inc.
Age: 37

(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3) Member of the audit committee of the Company.

(4) Member of the executive and valuation committees of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5) Member of the investments and management liaison committee of the Company.

(6) Member of the brokerage committee of the Company.

(7) Member of the derivatives committee of the Company.

(8) Member of the legal committee of the Company.

(9) Member of the insurance committee of the Company.

(10) Member of the nominating committee of the Company.

(11) Member of the compensation committee of the Company.

(12) Member of the retirement plan committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 4 meetings during the fiscal year ended August 31, 2002.

The Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review investment, legal, and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 4 meetings during the fiscal year ended August 31, 2002.

The Company has a brokerage committee. The committee meets quarterly to review soft dollar and other brokerage transactions by the Fund, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors. This committee held 4 meetings during the fiscal year ended August 31, 2002.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Fund. It monitors the use of derivatives by the Fund and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors. The committee reports on these matters to the Company's board of directors. It held 4 meetings during the fiscal year ended August 31, 2002.

The Company has a valuation committee, a legal committee, an insurance committee, a compensation committee and a retirement plan committee. These committees meet when necessary to review valuation, legal, insurance, compensation, and retirement plan matters of importance to the Company. During the fiscal year ended August 31, 2002, the legal committee met 3 times, the compensation committee met 4 times, and the valuation, insurance and retirement plan committees did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237. During the fiscal year ended August 31, 2002, the nominating committee met 2 times.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in the Fund and in the investment companies in the INVESCO Complex that are overseen by the director, as a whole, as of December 31, 2001.

-----------------------------------------------------------------------------------------------
Director                        Dollar Range of Equity Securities       Aggregate Dollar
                                Owned in Each Fund(1)                   Range of Equity
                                                                        Securities in All Reg-
                                                                        istered Investment
                                                                        Companies Overseen in
                                                                        the INVESCO Funds
                                                                        Complex
-----------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------
Fred A. Deering            Global Growth Fund          $1-$10,000       Over $100,000
-----------------------------------------------------------------------------------------------
Victor L. Andrews          Global Growth Fund          $1-$10,000       Over $100,000
-----------------------------------------------------------------------------------------------
Bob R. Baker               Global Growth Fund          $1-$10,000       Over $100,000
-----------------------------------------------------------------------------------------------
Lawrence H. Budner         Global Growth Fund          $1-$10,000       Over $100,000
-----------------------------------------------------------------------------------------------
James T. Bunch             Global Growth Fund          $1-$10,000       $10,001-$50,000
-----------------------------------------------------------------------------------------------
Gerald J. Lewis            Global Growth Fund          $1-$10,000       $50,001-$100,000
-----------------------------------------------------------------------------------------------
John W. McIntyre           Global Growth Fund          $1-$10,000       Over $100,000
-----------------------------------------------------------------------------------------------
Larry Soll                 Global Growth Fund          $1-$10,000       Over $100,000
-----------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------
Mark H. Williamson         Global Growth Fund          None             Over $100,000
-----------------------------------------------------------------------------------------------
Raymond R. Cunningham      Global Growth Fund          None             Over $100,000
-----------------------------------------------------------------------------------------------
Richard Healey             Global Growth Fund          None             Over $100,000
-----------------------------------------------------------------------------------------------

(1) All valuations of Fund shares are as of December 31, 2001.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company for the fiscal year ended October 31, 2001; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended October 31, 2001.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2001. As of December 31, 2001, there were 47 INVESCO funds.

--------------------------------------------------------------------------------
Name of Person        Aggregate        Benefits     Estimated      Total Compen-
and Position          Compensation     Accrued As   Annual         sation From
                      From Company(1)  Part of      Benefits Upon  INVESCO Com-
                                       Company      Retirement(3)  plex Paid To
                                       Expenses(2)                 Directors(6)
--------------------------------------------------------------------------------
Fred A. Deering,               $3,101       $1,816         $700       $116,000
Vice Chairman
of  the Board
--------------------------------------------------------------------------------
Victor L. Andrews               3,059        1,672          811         99,700
--------------------------------------------------------------------------------
Bob R. Baker                    3,127        1,437        1,086        102,700
--------------------------------------------------------------------------------
Lawrence H. Budner              3,047        1,672          811         98,700
--------------------------------------------------------------------------------
James T. Bunch                  2,939            0            0         92,350
--------------------------------------------------------------------------------
Wendy L. Gramm(4)               2,982            0            0         94,850
--------------------------------------------------------------------------------
Gerald J. Lewis                 2,946            0            0         95,350
--------------------------------------------------------------------------------
John W. McIntyre                3,097          975          811        117,050
--------------------------------------------------------------------------------
Larry Soll                      3,029            0            0        111,900
--------------------------------------------------------------------------------
Total                          27,327        7,572        4,219        928,600
--------------------------------------------------------------------------------
% of Net Assets               0.0068%(5)   0.0019%(5)                 0.0032%(6)
--------------------------------------------------------------------------------

The following table shows the compensation paid by Global Growth Fund to its Independent Directors for services rendered in their capacities as directors of INVESCO Counselor Series Funds, Inc.; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their services to the INVESCO Counselor Series Funds, Inc., for the year ended August 31, 2002.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2001. As of December 31, 2001, there were 47 INVESCO funds.

--------------------------------------------------------------------------------
Name of Person        Aggregate        Benefits     Estimated      Total Compen-
and Position          Compensation     Accrued As   Annual         sation From
                      From Company(1)  Part of      Benefits Upon  INVESCO Com-
                                       Company      Retirement(3)  plex Paid To
                                       Expenses(2)                 Directors(6)
--------------------------------------------------------------------------------

Fred A. Deering,               $4,700       $596          $728      $116,000
Vice Chairman
of  the Board
--------------------------------------------------------------------------------
Victor L. Andrews               3,975        531           669        99,700
--------------------------------------------------------------------------------
Bob R. Baker                    4,608        365           669       102,700
--------------------------------------------------------------------------------
Lawrence H. Budner              3,921        531           669        98,700
--------------------------------------------------------------------------------
James T. Bunch                  3,884          0             0        92,350
--------------------------------------------------------------------------------
Wendy L. Gramm(4)               4,310          0             0        94,850
--------------------------------------------------------------------------------
Gerald J. Lewis                 3,861          0             0        95,350
--------------------------------------------------------------------------------
John W. McIntyre                4,484        531           669       117,050
--------------------------------------------------------------------------------
Larry Soll                      3,958          0             0       111,900
--------------------------------------------------------------------------------
Total                          37,701      2,554         3,404       928,600
--------------------------------------------------------------------------------
% of Net Assets               0.0123%(7) 0.0008%(7)                  0.0032%(6)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of certain of the Fund's committees who are Independent Directors, and the members of the Fund's committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4) Dr. Gramm resigned as a director of the Company on February 7, 2002.

(5) Total as a percentage of the Company's net assets as of October 31, 2001.

(6) Total as a percentage of the net assets of the INVESCO Funds as of December 31, 2001.

(7) Total as a percentage of the Company's net assets as of August 31, 2002.

Messrs. Cunningham, Healey, and Williamson, as "interested persons" of the Company and the INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") for the Independent Directors of the Fund. Under this Plan, each director who is not an interested person of the Fund (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72 and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72, or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payment would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to former director Daniel D. Chabris as of October 1, 1998 and to former director Kenneth T. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Directors may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of September 30, 2002, the following persons owned more than 5% of the outstanding shares of the Fund. This level of share ownership is considered to be a "principal shareholder" relationship with the Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Class A
-------

Global Growth Fund

--------------------------------------------------------------------------------
     Name and Address                Basis of Ownership         Percentage Owned
                                     (Record/Beneficial)
================================================================================
INVESCO Funds Group Inc                 Beneficial              90.50%
Attn: Sheila Wendland
PO Box 173706
Denver CO 80217-3706
----------------------------------------------------------------------------

Class B
-------

Global Growth Fund

--------------------------------------------------------------------------------
     Name and Address                Basis of Ownership         Percentage Owned
                                     (Record/Beneficial)
================================================================================
Merrill Lynch                           Record                  58.23%
Security #97850
4800 Deer Lake Drive East
Jacksonville FL 32246-6486
--------------------------------------------------------------------------------
American Enterprise                     Beneficial              10.98%
Investment Svcs
FBO 183378991
PO Box 9446
Minneapolis MN 55440-9446
--------------------------------------------------------------------------------
Painewebber for the Benefit of          Beneficial              10.95%
UBS Painewebber CDN FBO
Robin Sue Duggan
PO Box 3321
Weekhawken NJ 07086-8154
--------------------------------------------------------------------------------
AMVESCAP Natl TC Cust IRA               Record                  7.78%
Kathleen A. Allen
778 Troy Ct.
Aurora, CO 80011-6641
--------------------------------------------------------------------------------
Angelo L Mazzi                          Record                  5.01%
Anna M Mazzi Ten Com
5954 S Birch Way
Littleton CO 80121-3369
--------------------------------------------------------------------------------

Class C
-------

Global Growth Fund

--------------------------------------------------------------------------------
     Name and Address                Basis of Ownership         Percentage Owned
                                     (Record/Beneficial)
================================================================================
Donaldson Lufkin Jenrette               Record                  30.12%
Securities Corporation Inc
PO Box 2052
Jersey City NJ  07303-2052
--------------------------------------------------------------------------------
Kent J Blanke                           Record                  22.53%
Lynn A Blanke JT WROS
PO Box 7547
Kirksville MO 63501-7547
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette               Record                  19.07%
Securities Corporation Inc
PO Box 2052
Jersey City NJ  07303-2052
--------------------------------------------------------------------------------
Marilynne R. Hackley TTEE               Record                  6.43%
Marilynne R. Hackley Trust
DTD 10/3/2000
803 S. 16th St.
Blue Springs, MO 63501-7547
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Name and Address                Basis of Ownership         Percentage Owned
                                     (Record/Beneficial)
================================================================================
Donaldson Lufkin Jenrette               Record                  5.35%
Securities Corporation Inc
PO Box 2052
Jersey City NJ  07303-2052
--------------------------------------------------------------------------------

As of October 11, 2002, officers and directors of the Company, as a group, beneficially owned less than 1% of the Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Fund. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Fund's shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (each individually, a "Plan" and collectively, the "Plans"), which have been adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Fund (the "Class A Plan"). Under the Class A Plan, Class A shares of the Fund pay compensation to IDI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which the Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate IDI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class A shares of the Fund and that provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institutions' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund, in amounts up to 0.25% of the average daily net assets of the Class A shares of the Fund attributable to the customers of such dealers or financial institutions, are characterized as service fees. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class A shares of the Fund.

CLASS B. The Company has adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, Class B shares of the Fund pay compensation monthly to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. The Class B Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of the Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to IDI following termination of the Class B shares' Plan with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes IDI to assign, transfer or pledge its rights to payments pursuant to the Class B Plan. As a result, the contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Fund (the "Class C Plan"). Under the Class C Plan, Class C shares of the Fund pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of the Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of the Fund and that provide continuing personal services to their customers who own such Class C shares of the Fund.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such dealers or financial institutions, are characterized as a service fee. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of the Fund.

IDI may pay sales commissions to dealers and institutions that sell Class C shares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the dealer or institution immediately.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Fund. The Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected securities companies and other financial institutions and organizations which may enter into agreements with IDI. Payments will be made by IDI to financial intermediaries who sell shares of the Fund and may be made to banks, savings and loan associations, and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Fund possibly could decrease to the extent that the banks would no longer invest customer assets in the Fund. Neither the Company nor its investment advisor will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by the Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

The Fund made payments to IDI under the Class A, Class B, and Class C Plans during the fiscal year ended August 31, 2002 in the following amounts:

FUND                    CLASS A           CLASS B          CLASS C
----
Global Growth Fund      $ 4,303           $ 1,473          $ 3,196

In addition, as of the fiscal year ended August 31, 2002, the following distribution accruals had been incurred by the Fund and will be paid during the fiscal period ended October 31, 2003. Please note that the fiscal year end of the Fund has been changed to October 31.

FUND                    CLASS A           CLASS B          CLASS C
----
Global Growth Fund      $   266           $    66          $   167

For the fiscal year ended August 31, 2002, allocation of 12b-1 amounts paid by the Fund for the following categories of expenses were:

GLOBAL GROWTH FUND                             CLASS A           CLASS B          CLASS C
Advertising                                    $     0           $     0                0
Sales literature, printing, and postage        $     0           $     0                0
Public Relations/Promotion                     $     0           $     0                0
Compensation to securities dealers and other
  organizations                                $ 4,303           $ 1,473            3,196
Marketing personnel                            $     0           $     0                0

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Fund, and assisting in other customer transactions with the Fund.

The Plans provide that they shall continue in effect with respect to the Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can be terminated at any time by the Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of the Fund, the investment climate for the Fund, general market conditions, and the volume of sales and redemptions of the Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of the Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of the Fund's payments under a Plan without approval of the shareholders of the Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or the Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of the Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by the Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, the Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, the Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to the Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of the Fund, should be made.

The only Company  directors and interested  persons,  as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to the Fund and its shareholders under the Plans include the following:

     o Enhanced  marketing  efforts,  if  successful,  should  result  in  an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Fund;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Fund in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Fund's shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

Class A shares of the Fund are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.

                                                                  Dealer
                                                                  Concession
                                    Investor's Sales Charge       ----------
                                    ----------------------        As a
                                    As a            As a          Percentage
                                    Percentage      Percentage    of the
                                    of the Public   of the Net    Public
Amount of Investment in             Offering        Amount        Offering
Single Transaction(1)               Price           Invested      Price
---------------------               -----           --------      -----
Less than               $   25,000  5.50%           5.82%         4.75%
$ 25,000 but less than  $   50,000  5.25            5.54          4.50
$ 50,000 but less than  $  100,000  4.75            4.99          4.00
$100,000 but less than  $  250,000  3.75            3.90          3.00
$250,000 but less than  $  500,000  3.00            3.09          2.50
$500,000 but less than  $1,000,000  2.00            2.04          1.60

(1) There is no sales charge on purchases of $1,000,000 or more; however, IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

IDI may elect to re-allow the entire initial sales charge to financial intermediaries for all sales with respect to which orders are placed with IDI during a particular period. Financial intermediaries to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to financial intermediaries as a dealer concession out of the initial sales charge paid by investors, IDI may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to financial intermediaries who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the financial intermediaries, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the Fund's shares or the amount the Fund will receive as proceeds from such sales. Dealers may not use sales of the Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

IDI may make payments to financial intermediaries that are dealers of record for purchases of $1 million or more of Class A shares which are sold at net asset value and are subject to a CDSC as follows: 1.00% of the first $2 million of such purchase, plus 0.80% of the next $1 million of such purchase, plus 0.50% of the next $17 million of such purchase, plus 0.25% of amounts in excess of $20 million of such purchase.

IDI may pay sales commissions to financial intermediaries that sell Class B shares of the Fund at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the financial intermediary, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to IDI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of such sales commissions plus financing costs.

IDI may pay sales commissions to financial intermediaries that sell Class C shares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the financial intermediary immediately.

IDI may pay financial intermediaries for share purchases (measured on an annual basis) of Class A shares of the Fund sold at net asset value to an employee benefit plan as follows: 1.00% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of Class A shares of the Fund that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined.

The term "purchaser" means:

   o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

   o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

          a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (i.e., the Fund will not accept contributions submitted with respect to individual participants);

          b. each transmittal is accompanied by a single check or wire transfer; and

          c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

   o a trustee or fiduciary purchasing for a single trust, estate, or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
     Code) and 457 plans, if more than one beneficiary or participant is involved;

   o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified IDI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

   o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. IDI reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute Class A shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such purchaser's intention as to the total investment to be made in shares of the Fund within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of fund shares normally subject to an initial sales charge made during the thirteen-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Right of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen-month period after meeting the original obligation, a purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the transfer agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he/she must give written notice to IDI. If at any time before completing the LOI Program the purchaser requests the transfer agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHT OF ACCUMULATION (CLASS A ONLY). A "purchaser" as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in Class A shares of the Fund at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, IDI takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Fund owned by such purchaser, calculated at the then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns Class A shares with a value of $20,000 and wishes to invest an additional $20,000 in Class A shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish IDI with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE (CLASS A ONLY). Purchases of Class A shares of the Fund at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from the Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation, or acquisition of assets of the Fund.

The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

   o INVESCO and its affiliates, or their clients;

   o Any current or retired officer, director, or employee (and members of their immediate family) of INVESCO, its affiliates or the INVESCO Funds and any foundation, trust, or employee benefit plan established exclusively for the benefit of, or by, such persons;

   o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

   o Investment advisors or financial planners that place trades for their own accounts or the accounts of their clients and that charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of a broker or agent;

   o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Fund by such plans are subject to initial sales charges; and

   o A shareholder of a fund that merges or consolidates with the Fund or that sells its assets to the Fund in exchange for shares of the Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents, and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Class A, B, and C Prospectus, CDSCs will not apply to the following:

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Liquidation by the Fund when the account value falls below the minimum required account size of $250;

     o Investment account(s) of INVESCO; and

     o Class C shares if the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o Shares held more than eighteen months;

     o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o Private foundations or endowment funds;

     o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

     o Shares acquired by exchange from Class A shares of the Fund unless the shares acquired are redeemed within eighteen months of the original purchase of Class A shares.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Fund may be purchased appears in the Prospectus under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Fund is used to compensate IDI and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with IDI by persons, who because of their relationship with the Fund or with INVESCO and its affiliates, are familiar with the Fund, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), IDI believes that it is appropriate and in the Fund's best interests that such persons be permitted to purchase Class A shares of the Fund through IDI without payment of a sales charge. The persons who may purchase Class A shares of the Fund without a sales charge are set forth herein under the Caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

  Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price

Information concerning redemption of the Fund's shares is set forth in the Prospectuses under the caption "How To Sell Shares." Shares of the Fund may be redeemed directly through IDI or through any dealer who has entered into an agreement with IDI. In addition to the Fund's obligation to redeem shares, IDI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with IDI must phone orders to the order desk of the Fund at 1-800-525-8085 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by IDI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Fund or by IDI (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Fund in cash.

The right of redemption  may be suspended or the date of payment  postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the
independent   accountants  of  the  Company.  The  independent  accountants  are responsible for auditing the financial statements of the Fund.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of the Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Fund to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation, and transfer of shares of the Fund, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Fund, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on the Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged the Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Fund.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which the Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with the Fund. Conversely, the Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of the Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Fund to their clients, or that act as agent in the purchase of the Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of the Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for the respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by the Fund for the periods outlined below were:

Global Growth Fund
Year Ended August 31, 2002                              $     26,544
Period Ended August 31, 2001(1)                               95,929

(1) For the period November 29, 2000, commencement of investment operations, through August 31, 2001.

For the fiscal year ended August 31, 2002 and the fiscal period ended August 31, 2001, brokers providing research services received $6,760 and $2,387, respectively, on portfolio transactions effected for the Fund. The aggregate dollar amount of such portfolio transactions was $2,677,307 and $1,222,724, respectively. Commissions totaling $0 and $0 were allocated to certain brokers in recognition of their sales of shares of the Fund on portfolio transactions of the Fund effected during the fiscal year ended August 31, 2002 and the fiscal period ended August 31, 2001, respectively.

At August 31, 2002, the Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
                                                        Value of Securities
         Fund              Broker or Dealer             at  August 31, 2002
================================================================================

Global Growth         Merrill Lynch and Company         $36,220
--------------------------------------------------------------------------------
                      Bank of America Corporation       $35,040
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Fund, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Fund and any broker or dealer that executes transactions for the Fund.

CAPITAL STOCK

The Company is authorized to issue up to two billion shares of common stock with a par value of $0.01 per share. As of September 30, 2002, the following shares of the Fund were outstanding:

      Global Growth Fund - Class A                 233,219
      Global Growth Fund - Class B                  28,707
      Global Growth Fund - Class C                  51,047

A share of each class of the Fund represents an identical interest in the Fund's investment portfolio and has the same rights, privileges and preferences.
However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Fund will affect the performance of those classes. Each share of the Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of the Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, and C shares will differ. All shares of the Fund will be voted together, except that only the shareholders of a particular class of the Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of the Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Fund will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF THE FUND

The Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as regulated investment companies, it is anticipated that the Fund will not pay federal income or excise taxes and that all of the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that the Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If the Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If the Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by the Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Fund sends shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments.

The Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, the Fund will have a net capital gain. Distributions by the Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Fund sends information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, regardless of whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of the Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of the Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of the Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in the Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, the Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. The Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, the Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. The Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Fund recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for the Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods. Even if you have reported gains or losses for the Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Fund's total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Fund will disclose the maximum front-end sales charge imposed on purchases of the Fund's Class A shares and/or the applicable CDSC imposed on redemptions of the Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in the Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking the Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

More information about the Fund's recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Fund's Prospectus.

The Fund may participate in the Initial Public Offering ("IPO") market, and a significant portion of the Fund's returns may be attributable to its investment in IPOs, which have a magnified impact due to the Fund's small asset base. If this occurs, there is no guarantee that as the Fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.

When we quote mutual fund rankings published by Lipper Inc., we may compare the Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended August 31, 2002 for the Fund were:

                                                                                10 YEAR OR
FUND AND CLASS                                  1 YEAR          5 YEAR       SINCE INCEPTION
--------------                                  ------          ------       ---------------

Class A (Including Front-End Sales Charge)
  Return Before Taxes                          (27.07%)           N/A            (42.86%)
  Return After Taxes on Distributions          (27.07%)           N/A            (42.86%)
  Return After Taxes on Distributions
    and Sales of Fund Shares                   (16.48%)           N/A            (32.66%)

Class B (including CDSC)                       (28.53%)           N/A            (45.00%)

Class C (including CDSC)                       (24.43%)           N/A            (41.59%)

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         n
                                 P(1 + T) = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:
                                      n
                              P(1 + T) =ATV
                                           D

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions) n = number of years
            ATV
               D = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

After taxes on distributions and redemption:

                                      n
                              P(1 + T) =ATV
                                           DR

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions and redemption) n = number of years
            ATV
               DR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemptions.

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between the Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for the Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                                Lipper Mutual
            Fund                                Fund Category
            ----                                -------------

            Global Growth Fund                  Global Funds

Sources for Fund performance information and articles about the Fund include, but are not limited to, the following:

      AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
      ARIZONA REPUBLIC
      BANXQUOTE
      BARRON'S
      BLOOMBERG NEWS
      BOSTON GLOBE
      BUSINESS WEEK
      CNBC
      CNN
      CHICAGO SUN-TIMES
      CHICAGO TRIBUNE
      DENVER BUSINESS JOURNAL
      DENVER POST
      DOW JONES NEWS WIRE
      FINANCIAL TIMES
      FORBES
      FORTUNE
      IBBOTSON ASSOCIATES, INC.
      INSTITUTIONAL INVESTOR
      INVESTOR'S BUSINESS DAILY
      KIPLINGER'S PERSONAL FINANCE
      LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
      LOS ANGELES TIMES
      MONEY MAGAZINE
      MORNINGSTAR
      MUTUAL FUNDS MAGAZINE
      NEW YORK TIMES
      ROCKY MOUNTAIN NEWS
      SMART MONEY
      TIME
      U.S. NEWS AND WORLD REPORT
      USA TODAY
      WALL STREET JOURNAL
      WASHINGTON POST
      WIESENBERGER INVESTMENT COMPANIES SERVICES

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Fund or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

On November 1, 2002, INVESCO International Funds, Inc. assumed all of the assets and liabilities of INVESCO Global Growth Fund, a series of INVESCO Counselor Series Funds, Inc.

The financial statements for INVESCO Counselor Series Funds, Inc. - INVESCO Global Growth Fund for the fiscal year ended August 31, 2002 are incorporated herein by reference from INVESCO Counselor Series Funds, Inc.'s Annual Report to Shareholders dated August 31, 2002.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Investment Grade
----------------

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade
--------------------

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

Investment Grade
----------------

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

Non-Investment Grade
--------------------

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                            PART C. OTHER INFORMATION

ITEM 23.    EXHIBITS

               (a) Articles of Amendment and Restatement of the Articles of Incorporation, filed December 2, 1999.(5)

                    (1) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation, dated June 2, 2000.(6)

                    (2) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation, filed December 4, 2000.(7)

                    (3) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation, filed December 4, 2000.(7)

                    (4) Certificate of Correction to the Articles of Amendment to the Articles of the Articles of Amendment and Restatement of the Articles of Incorporation, filed January 28, 2002.(10)

                    (5) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation, filed February 4, 2002.(10)

                    (6) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed October 21, 2002 (filed herewith).

                    (7) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed October 21, 2002 (filed herewith).

               (b) Bylaws as of July 21, 1993.(2)

               (c) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, IV, and VII of the Articles of Incorporation and Articles II, VI, VII, VIII, and IX of the Bylaws of Registrant.

               (d)(1) Investment Advisory Agreement dated February 28, 1997.(1)

                      (a) Amendment dated January 30, 1998 to Advisory Agreement.(3)

                      (b) Amendment dated September 18, 1998 to Advisory Agreement.(4)

                      (c) Amendment dated May 13, 1999 to Advisory Agreement.(5)

                      (d) Amendment dated October 29, 1999 to Advisory Agreement.(5)

                      (e) Amendment dated November 28, 2000 to Advisory Agreement.(8)

                      (f) Amendment dated November 1, 2002 to Advisory Agreement (filed herewith).

                  (2) (a) Sub-advisory Agreement dated February 28, 1997 between
                      INVESCO Funds Group, Inc. and INVESCO Asset Management Limited with respect to European Fund.(1)

                          (1) Amendment dated January 1, 1998 to Sub-Advisory Agreement.(5)

                          (2) Amendment dated May 13, 1999 to Sub-Advisory Agreement.(5)

                          (3) Amendment dated November 28, 2000 to Sub-Advisory Agreement.(9)

                      (b) Sub-advisory Agreement dated September 18, 1998 between INVESCO Funds Group, Inc. and INVESCO Global Asset Management (N.A.) with respect to International Blue Chip Value Fund.(4)

                          (1) Amendment dated May 13, 1999 to Sub-Advisory Agreement.(5)

               (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May
               15, 2001,  September 28, 2001,  October 19, 2001, March 29, 2002,
               April 30, 2002, July 31, 2002, August 30, 2002, October 21, 2002,
               and November 1, 2002 (filed herewith).

               (f) Retirement Plan for Independent Directors dated October 30, 2001.(10)

               (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001, as amended September 28, 2001, October 19, 2001, May 10, 2002, July 31, 2002, August 30,
               2002,  October 21, 2002, and November 1, 2002 (filed herewith).

               (h)(1) Transfer Agency Agreement  between  Registrant and INVESCO
                  Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000,
                  May 15, 2001, September 28, 2001, October 19, 2001, March 29,
                  2002, April 30, 2002, July 31, 2002,  August 30, 2002, October
                  21, 2002, and November 1, 2002 (filed herewith).

                  (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000,
                  November 29, 2000, May 15, 2001, September 28, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31, 2002,
                  August 30, 2002, October 21, 2002, and November 1, 2002 (filed herewith).

               (i)(1) Opinion and consent of counsel as to the  legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated February 1, 2002.(10)

                  (2) Opinion and consent of counsel with respect to INVECO Global Growth Fund as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated October 22, 2002 (filed herewith).

               (j) Consent of Independent Accountants (filed herewith).

               (k) Not applicable.

               (l) Not applicable.

               (m)(1) Master Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended November 28, 2000, October 19, 2001, March 29, 2002, July 31, 2002, August 30, 2002, and
                   October 21, 2002, with respect to the Funds' Investor Class shares (filed herewith).

                  (2) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8,
                  2000, November 28, 2000, November 29, 2000, May 15, 2001,
                  September 28, 2001, October 19, 2001, March 29, 2002, July 31,
                  2002, August 30, 2002, October 21, 2002, and November 1, 2002,
                  with respect to the Funds' Class C shares (filed herewith).

                  (3) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated November 30, 2000, as amended December 14, 2000, September
                  28,  2001,  October 19, 2001,  January 15,  2002,  March 29,
                  2002, and October 21, 2002 with respect to the INVESCO European Fund's Class K shares (filed herewith).

                  (4) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 29, 2000, May 15, 2001, September 28, 2001, March 29, 2002, July 31, 2002, August 30, 2002, October 21, 2002,
                  and November 1, 2002, with respect to the Funds' Class A shares (filed herewith).

                  (5) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 23, 2000, as amended November 8, 2000, November 29, 2000, May 15, 2001, September 28, 2001, March 29, 2002, July
                  31, 2002, August 30, 2002 , October 21, 2002, and November 1, 2002, with respect to the Funds' Class B shares (filed herewith).

                  (n) Master Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 adopted February 7, 2002, and amended July 31, 2002, August 30, 2002, October 21, 2002, and
                  November 1, 2002 (filed herewith).

               (p) Code of Ethics pursuant to Rule 17j-1.(6)

(1) Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on February 25, 1997 and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on November 17, 1997, and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 6 to the Registration Statement on February 26, 1998, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 8 to the Registration Statement on December 30, 1998, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 11 to the Registration Statement on January 25, 2000 and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on October 12, 2000 and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on December 11, 2000 and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 15 to the Registration Statement on December 21, 2000 and incorporated by reference herein.

(9) Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 7, 2001 and incorporated by reference herein.

(10) Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on February 4, 2002 and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO INTERNATIONAL FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors, and employees of the Company are set forth in Article X of the Amended Bylaws and Article VII of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

See "Fund Management" in the Fund's Prospectus and "Management of the Fund" in the Statement of Additional Information for information regarding the business of the investment advisor, INVESCO.

Following are the names and principal occupations of each director and officer of the investment advisor, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                                 Position with         Principal Occupation and
Name                                Adviser              Company Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson               Chairman & Officer    Chairman of the Board &
                                                       Chief Executive Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham            Officer & Director    President & Chief
                                                       Operating Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Stacie L. Cowell                 Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.           Officer & Director    Senior Vice President &
                                                       Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg                Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms                 Officer & Director    Senior Vice President
                                                       & Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Brian B. Hayward                 Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Richard W. Healey                Officer & Director    Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston             Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler              Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Kolbe                  Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer                 Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller                Officer & Director    Senior Vice President &
                                                       Chief Investment Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons                 Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                    Officer               Senior Vice President,
                                                       Secretary &
                                                       General Counsel
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Gary J. Rulh                     Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner                   Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                     Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey R. Botwinick             Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman               Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Michael D. Cobinachi             Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen                    Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon-Gunner              Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Delta L. Donohue                 Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James B. Duffy                   Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland              Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger                  Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Robert J. Hickey                 Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie             Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley                 Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian A. Jeffs                   Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Sean D. Katof                    Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Joseph J. Klauzer                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell                  Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Matthew W. Lowell                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick               Officer               Vice President & Chief
                                                       Compliance Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.           Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock              Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer       Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas E. Pellowe                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Dean C. Phillips                 Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                   Officer               Vice President &
                                                       Assistant Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon                  Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Anthony R. Rogers                Officer               Vice President
                                                       INVESCO Funds Group, Inc
                                                       4350 South Monaco Street.
                                                       Denver, CO 80237

--------------------------------------------------------------------------------
Reagan A. Shopp                  Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Joseph W. Skornicka              Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                   Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street.
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
John T. Treder                   OfficeR               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Tane' T. Tyler                   Officer               Vice President &
                                                       Assistant General Counsel
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                   Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Jim R. Webb                     Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Judy P. Wiese                   Officer                Vice President &
                                                       Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Neil B. Wood                    Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger               Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Matthew A. Kunze                Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski              Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
David H. McCollum               Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
William S. Mechling             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Craig J. St. Thomas             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Eric S. Sauer                   Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
C. Vince Sellers                Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus              Officer                Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27.     (a)  PRINCIPAL UNDERWRITERS
                  INVESCO Bond Funds, Inc.
                  INVESCO Combination Stock & Bond Funds, Inc.
                  INVESCO Counselor Series Funds, Inc.
                  INVESCO Global & International Funds, Inc.
                    (formerly, INVESCO International Funds, Inc.)
                  INVESCO Manager Series Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Treasurer's Series Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.

             (b)

                                Positions and             Positions and
Name and Principal              Offices with              Offices with
Business Address                Underwriter               the Company
----------------                -----------               -----------

Raymond R. Cunningham           President &               Vice President and
4350 South Monaco Street        Director                  Director
Denver, CO 80237

William J. Galvin, Jr.          Senior Vice               Assistant Secretary
4350 South Monaco Street        President, Asst.
Denver, CO  80237               Secretary & Director

Ronald L. Grooms                Senior Vice               Treasurer &
4350 South Monaco Street        President,                Chief Financial and
Denver, CO  80237               Treasurer &               Accounting Officer
                                Director

Richard W. Healey               Senior Vice               Director
4350 South Monaco Street        President &
Denver, CO  80237               Director

Timothy J. Miller               Director
4350 South Monaco Street
Denver, CO 80237

Glen A. Payne                   Senior Vice               Secretary
4350 South Monaco Street        President,
Denver, CO 80237                Secretary &
                                General Counsel

Pamela J. Piro                  Assistant Treasurer       Assistant Treasurer
4350 South Monaco Street
Denver, CO 80237

Mark H. Williamson              Chairman of the Board     Chairman of the Board,
4350 South Monaco Street        & Chief Executive         President & Chief
Denver, CO 80237                Officer                   Executive Officer


        (c)     Not applicable.

ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS
               --------------------------------

               Mark H. Williamson
               4350 South Monaco Street
               Denver, CO  80237

ITEM 29.       MANAGEMENT SERVICES
               -------------------

               Not applicable.

ITEM 30.       UNDERTAKINGS
               ------------

               Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it has meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 24th day of October, 2002.

Attest:                               INVESCO Global & International Funds, Inc.

 /s/ Glen A. Payne                      /s/ Mark H. Williamson
_______________________________         __________________________________
Glen A. Payne, Secretary                Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
_______________________________           _____________________________
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
_______________________________           _____________________________
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting
Officer)
                                          /s/ Richard W. Healey*
                                          _____________________________
/s/ Victor L. Andrews*                    Richard W. Healey, Director
_______________________________
Victor L. Andrews, Director               /s/ Fred A. Deering*
                                          _____________________________
/s/ Bob R. Baker*                         Fred A. Deering, Director
_______________________________
Bob R. Baker, Director                    /s/ Larry Soll*
                                          _____________________________
                                          Larry Soll, Director
/s/ James T. Bunch*
_______________________________
James T. Bunch, Director                  /s/ Gerald J. Lewis*
                                          _____________________________
/s/ Raymond R. Cunningham*                Gerald J. Lewis, Director
________________________________
Raymond R. Cunningham, Director
By:                                       By:  /s/ Glen A. Payne
_______________________________           _____________________________
Edward F. O'Keefe                         Glen A. Payne
Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on June 29, 1993, February 24, 1994, February 17, 1995, December 22, 1995, November 17, 1997, October 12, 2000, and December 7, 2001, respectively.

                                  Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------

      a(6)                                98
      a(7)                                100
      d(1)(f)                             101
      e                                   103
      g                                   115
      h(1)                                170
      h(2)                                188
      i(2)                                196
      j                                   197
      m(1)                                198
      m(2)                                203
      m(3)                                214
      m(4)                                222
      m(5)                                232
      n                                   248